Taxation (Tables)	12 Months Ended
Dec. 31, 2014
Taxation
Schedule of current and deferred portions of income tax expenses
	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

Current tax expenses	8,753	9,520	6,434
Deferred taxation	474	3,533	(3,427)
Income tax expenses	9,227	13,053	3,007

Schedule of reconciliation of the differences between the PRC statutory EIT rate

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

Statutory EIT rate	25.0%	25.0%	25.0%
Effect of non-deductible expenses	4.9%	2.6%	7.9%
Effect of lower tax rates in other jurisdictions	0.3%	(0.8)%	0.3%
Effect of preferential tax treatments	(19.2)%	(15.0)%	(19.3)%
Tax incentives for research and development expenses (i)	(3.1)%	(3.9)%	(7.2)%
Withholding income tax for dividends	—	6.0%	8.3%
Changes in valuation allowance:	5.6%	3.1%	(2.0)%
- Unrecognized tax losses	1.7%	1.7%	1.8%
- Accrued salaries and other expenses	0.2%	—	(1.2)%
- Advertising expenses	3.7%	1.4%	(3.8)%
- Doubtful accounts	—	—	1.2%
Effective income tax rate	13.5%	17.0%	13.0%

(i)

The Group obtained a tax incentive relating to research and development expense of one of its VIEs in the PRC. Under such tax incentive rule, the Group may claim an additional tax deduction amounting to 50% of the research and development expenses incurred in a year.

Schedule of the effect of preferential tax treatments on earnings

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

Preferential tax treatments impact to net income to ordinary shareholders	15,201	14,498	6,125
Per share effect, basic	0.33	0.32	0.14
Per share effect, diluted	0.32	0.32	0.13

Schedule of significant components of entity's deferred tax assets

	As of December 31,
	2013	2014
	RMB	RMB

Deferred tax assets, current
Net operating loss carry forwards	4,365	6,565
Accrued salaries and other expenses	3,391	3,329
Advertising expenses	15,214	18,799
Government subsidies	333	169
Other	188	616
Total deferred tax assets, current	23,491	29,478
Deferred tax assets, non-current	—	—
Total deferred tax assets	23,491	29,478
Less: valuation allowance
Net operating loss carry forwards	(4,365)	(4,667)
Accrued salaries and other expenses	(284)	—
Advertising expenses	(15,214)	(15,448)
Other	—	(381)
Total valuation allowance	(19,863)	(20,496)
Net deferred tax assets	3,628	8,982
Deferred tax liabilities, non-current
Withholding income tax for dividends	4,590	6,517

Schedule of the movements of valuation allowance

	Years Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

Balance at beginning of the year	(13,652)	(17,315)	(19,863)
Change in valuation allowance	(3,663)	(2,548)	(633)
Balance at end of the year	(17,315)	(19,863)	(20,496)